Cash and cash equivalents (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details Narrative
Short-term Investments	$ 20,066	$ 75,029
Other short-term highly liquid investments with original maturities of three months or less	3 months